Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss - Consumer Loans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance	$ 4,940,879	$ 5,546,195
Gross carrying amount, Ending balance	4,999,247	4,940,879
Expected credit losses allowances, Beginning balance	279,199	288,467
Expected credit losses allowances, Ending balance	304,411	279,199
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets	177,317	(385,899)
Write-off	(118,953)	(219,402)
Other adjustments	4	(15)
Transfers:
Transfers from stage 1 to stage 2	14,770	59,428
Transfers from stage 1 to stage 3	3,068	7,577
Transfers from stage 2 to stage 3	13,479	33,563
Transfers from stage 2 to stage 1	(18,397)	(28,339)
Transfers from stage 3 to stage 2	(9,823)	(18,487)
Transfers from stage 3 to stage 1	(488)	(611)
Net changes of the exposure and modifications in the credit risk	141,560	141,894
Write-off	(118,953)	(204,286)
Other adjustments	(4)	(7)
Collective [Member] | Stage 1 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance	4,439,163	4,963,047
Gross carrying amount, Ending balance	4,603,589	4,439,163
Expected credit losses allowances, Beginning balance	88,825	67,396
Expected credit losses allowances, Ending balance	125,939	88,825
Transfers:
Transfers from stage 1 to stage 2	(191,748)	(410,942)
Transfers from stage 1 to stage 3	(11,715)	(16,962)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	113,107	238,800
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	185	2,225
Net changes of financial assets	254,596	(337,006)
Write-off
Other adjustments	1	1
Transfers:
Transfers from stage 1 to stage 2	(53,167)	(36,422)
Transfers from stage 1 to stage 3	(1,954)	(1,484)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	11,789	13,589
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	418	254
Net changes of the exposure and modifications in the credit risk	80,028	45,492
Write-off
Other adjustments
Collective [Member] | Stage 2 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance	236,595	292,718
Gross carrying amount, Ending balance	178,519	236,595
Expected credit losses allowances, Beginning balance	31,732	50,808
Expected credit losses allowances, Ending balance	38,197	31,732
Transfers:
Transfers from stage 1 to stage 2	191,748	410,942
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(111,869)	(223,169)
Transfers from stage 2 to stage 1	(113,107)	(238,800)
Transfers from stage 3 to stage 2	24,112	57,574
Transfers from stage 3 to stage 1
Net changes of financial assets	(48,966)	(62,658)
Write-off
Other adjustments	6	(12)
Transfers:
Transfers from stage 1 to stage 2	67,937	95,850
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(59,937)	(75,229)
Transfers from stage 2 to stage 1	(30,186)	(41,928)
Transfers from stage 3 to stage 2	6,392	10,162
Transfers from stage 3 to stage 1
Net changes of the exposure and modifications in the credit risk	22,261	(7,926)
Write-off
Other adjustments	(2)	(5)
Collective [Member] | Stage 3 [Member]
Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of gross carrying amount expected credit loss [Line Items]
Gross carrying amount, Beginning balance	265,121	290,430
Gross carrying amount, Ending balance	217,139	265,121
Expected credit losses allowances, Beginning balance	158,642	170,263
Expected credit losses allowances, Ending balance	140,275	158,642
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	11,715	16,962
Transfers from stage 2 to stage 3	111,869	223,169
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(24,112)	(57,574)
Transfers from stage 3 to stage 1	(185)	(2,225)
Net changes of financial assets	(28,313)	13,765
Write-off	(118,953)	(219,402)
Other adjustments	(3)	(4)
Transfers:
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	5,022	9,061
Transfers from stage 2 to stage 3	73,416	108,792
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(16,215)	(28,649)
Transfers from stage 3 to stage 1	(906)	(865)
Net changes of the exposure and modifications in the credit risk	39,271	104,328
Write-off	(118,953)	(204,286)
Other adjustments	$ (2)	$ (2)